NUVEEN TRADEWINDS EMERGING MARKETS FUND

SUPPLEMENT DATED JULY 26, 2013

TO THE PROSPECTUS DATED NOVEMBER 30, 2012

Effective August 1, 2013, Emily Alejos will serve as the sole portfolio manager for the fund.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-TEMP-0713P

NUVEEN TRADEWINDS EMERGING MARKETS FUND

SUPPLEMENT DATED JULY 26, 2013

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2012

Effective August 1, 2013, Emily Alejos will serve as the sole portfolio manager for the fund.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-TEMSAI-0713P